Share-based compensation - Summary of compensation costs recognized (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Compensation costs
Compensation cost recognized	$ 2,267,000	$ 1,222,000
Cost of revenues
Compensation costs
Compensation cost recognized	2,000	17,000
Research and development
Compensation costs
Compensation cost recognized	38,000	322,000
Sales and marketing expenses
Compensation costs
Compensation cost recognized	313,000	507,000
General and administrative expenses
Compensation costs
Compensation cost recognized	$ 1,914,000	$ 376,000